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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Mark A. Boyar           New York, New York     November 13, 2012
   -------------------------------    ------------------     -----------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $89,992
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

              ITEM 1              ITEM 2     ITEM 3     ITEM 4          ITEM 5         ITEM 6  ITEM 7           ITEM 8
------------------------------  ----------  ---------  --------  -------------------  -------  ------  ----------------------
                                 TITLE OF               VALUE     SH/PRN   SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
              ISSUER               CLASS      CUSIP    (x1000)    AMOUNT   PRN  CALL  DISCRTN  MGRS      SOLE    SHARED  NONE
Altria Group Inc                  Common    02209s103       251     7,520  SH          Sole               7,520
AMC Networks Inc                   CL A     00164v103       577    13,265  SH          Sole              13,265
American Express Co               Common    025816109       508     8,937  SH          Sole               8,937
Ameriprise Financial Inc          Common    03076c106      2402    42,365  SH          Sole              42,365
Bank of America Corporation       Common    060505104      1365   154,567  SH          Sole             154,567
Bank of New York Mellon Corp      Common    064058100      1990    87,988  SH          Sole              87,988
Bristol-Myers Squibb Co           Common    110122108      2095    62,079  SH          Sole              62,079
Broadridge Financial Solutions    Common    11133t103       364    15,587  SH          Sole              15,587
Cablevision Systems Corp           CL A     12686C109      1220    76,977  SH          Sole              76,977
Callaway Golf Co                  Common    131193104        78    12,765  SH          Sole              12,765
Campbell Soup Co                  Common    134429109      1861    53,434  SH          Sole              53,434
Carnival Corp                     Common    143658300      1292    35,456  SH          Sole              35,456
CBS Corp                           CL B     124857202       952    26,218  SH          Sole              26,218
Cisco Systems Inc                 Common    17275r102      1035    54,223  SH          Sole              54,223
Citigroup Inc                     Common    172967424      1340    40,943  SH          Sole              40,943
Clorox Co                         Common    189054109      2454    34,063  SH          Sole              34,063
Comcast Corp                     CL A SPL   20030n200      3608   103,650  SH          Sole             103,650
CVS Caremark Corporation          Common    126650100       609    12,570  SH          Sole              12,570
Dell Inc                          Common    24702r101       419    42,555  SH          Sole              42,555
Diebold Inc                       Common    253651103       649    19,258  SH          Sole              19,258
Disney Walt Co Disney             Common    254687106      2073    39,643  SH          Sole              39,643
Energizer Holdings Inc            Common    29266r108      2020    27,071  SH          Sole              27,071
General Electric Co               Common    369604103      2157    94,985  SH          Sole              94,985
Hanesbrands Inc                   Common    410345102      1770    55,530  SH          Sole              55,530
Heinz H J Co                      Common    423074103      2438    43,567  SH          Sole              43,567
Home Depot Inc                    Common    437076102      3849    63,751  SH          Sole              63,751
Intel Corp                        Common    458140100      1652    72,940  SH          Sole              72,940
International Business Machine    Common    459200101       274     1,322  SH          Sole               1,322
International Speedway Corp        CL A     460335201       513    18,100  SH          Sole              18,100
Interval Leisure Group Inc        Common    46113m108       956    50,600  SH          Sole              50,600
Johnson & Johnson                 Common    478160104      1900    27,574  SH          Sole              27,574
JPMorgan Chase & Co               Common    46625h100      3278    80,974  SH          Sole              80,974
Kimberly Clark Corp               Common    494368103       352     4,100  SH          Sole               4,100
Kraft Foods Inc                    CL A     50075n104      3977    96,179  SH          Sole              96,179
Madison Square Garden Inc          CL A     55826p100      2357    58,530  SH          Sole              58,530
Marriott Intl Inc New              CL A     571903202      1392    35,592  SH          Sole              35,592
Meredith Corp                     Common    589433101      2695    77,011  SH          Sole              77,011
MGM Resorts International         Common    552953101       379    35,282  SH          Sole              35,282
Microsoft Corp                    Common    594918104      3348   112,515  SH          Sole             112,515
Molson Coors Brewing Co            CL B     60871r209      1777    39,435  SH          Sole              39,435
NASDAQ OMX Group Inc              Common    631103108       461    19,800  SH          Sole              19,800
Orient-Express Hotels Ltd          CL A     g67743107       144    16,200  SH          Sole              16,200
Pfizer Inc                        Common    717081103      4636   186,564  SH          Sole             186,564
Philip Morris Intl Inc            Common    718172109       270     3,000  SH          Sole               3,000
Reis Inc                          Common    75936p105       331    28,900  SH          Sole              28,900
Saks Inc                          Common    79377w108       915    88,750  SH          Sole              88,750
Scotts Miracle-Gro Co              CL A     810186106      1321    30,379  SH          Sole              30,379
Sysco Corp                        Common    871829107      1446    46,248  SH          Sole              46,248
Time Warner Inc                   Common    887317303      3710    81,844  SH          Sole              81,844
Travelers Companies Inc           Common    89417e109      4030    59,045  SH          Sole              59,045
Trinity Pl Holdings Inc           Common    89656d101        67    19,400  SH          Sole              19,400
United Parcel Service Inc          CL B     911312106      2134    29,819  SH          Sole              29,819
Verizon Communications Inc        Common    92343v104       620    13,612  SH          Sole              13,612
Viggle Inc                        Common    92672v105        68    35,000  SH          Sole              35,000
Waste Management Inc              Common    94106l109       391    12,175  SH          Sole              12,175
Wendys Co                         Common    95058w100      2075   458,502  SH          Sole             458,502
Western Union Co                  Common    959802109      1226    67,309  SH          Sole              67,309
Whirlpool Corp                    Common    963320106       991    11,955  SH          Sole              11,955
XO Group Inc                      Common    983772104       125    14,958  SH          Sole              14,958
Yahoo Inc                         Common    984332106       805    50,400  SH          Sole              50,400